Leases - Summary of Changes in Lease Liabilities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Disclosure - Changes in lease liabilities [Abstract]
Beginning balance	₩ 3,699,456		₩ 3,807,880
Increase	90,362		119,161
Decrease	(626,586)		(695,466)
Interest expenses	76,935		82,638
Others	(89,287)	[1]	385,243	[2]
Ending balance	₩ 3,150,880		₩ 3,699,456

[1]	Others include the translation effect of foreign currency lease liabilities and others.
[2]	Including translation effect of foreign currency lease liabilities and others.